Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2003	Dec. 31, 2023
Income Taxes [Abstract]
Net operating loss carryforwards		$ 7,482,484
Valuation allowance increased	$ 1,164,000